Subsequent Events (Details) - USD ($) $ in Thousands										1 Months Ended
	Jun. 14, 2021	Jun. 01, 2021	May 12, 2021	Apr. 06, 2021	Feb. 11, 2021	Jan. 14, 2021	Jan. 11, 2021	Oct. 12, 2020	Nov. 12, 2019	May 28, 2021	May 25, 2021	May 24, 2021	May 21, 2021	May 20, 2021	May 17, 2021	Apr. 19, 2021	Dec. 17, 2020	Nov. 19, 2020	Nov. 16, 2020	Nov. 02, 2020	Jan. 12, 2021	Dec. 31, 2020	Dec. 28, 2020
Subsequent Events (Details) [Line Items]
Principal amount		$ 20	$ 60		$ 55		$ 7	$ 50,000		$ 70	$ 80	$ 15	$ 70	$ 65	$ 65		$ 45,000	$ 45,000	$ 10,000	$ 50,000	$ 7,383	$ 23,100	$ 38,100
Accrued interest			$ 2		$ 4	$ 4	1	$ 1,671				$ 11					$ 4,104	$ 159	$ 30,323	$ 288
Shares of common stock (in Shares)	14,275	15,559	44,202		16,713	38,303			5,000,000,000	57,837	62,138	54,407	54,386	50,611	48,316	40,861
Subsequent events, description				The loan will bear interest at an annual rate of ten percent (10%) and will be repayable after two years. The investment will be convertible at any time into shares of the Company’s Common Stock at a conversion price equal to the lower of (a) $3.46, or (b) 80% of the lowest the daily dollar volume-weighted average price for the Company’s Common Stock during the 10 trading days immediately preceding the conversion date. As part of the transaction, the Company issued to the Investor warrants to purchase an aggregate of 10,838 shares of Common Stock, at an exercise price equal to $3.46. The term of each warrant is five years from the issue date.
Convertible Notes Payable [Member]
Subsequent Events (Details) [Line Items]
Principal amount							6
Accrued interest							$ 2
Shares of common stock (in Shares)							7,448
Aggregate amount				$ 150